Note 15 - Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 USD ($)
Note 15 - Segment Information (Details) [Line Items]
Number of Reportable Segments	3
Dry Operations [Member]
Note 15 - Segment Information (Details) [Line Items]
Sales Revenue, Goods, Net (in Dollars)			$ 7,140
Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Wet Operations [Member]
Note 15 - Segment Information (Details) [Line Items]
Concentration Risk, Percentage	57.00%	11.00%
Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Dry Operations [Member]
Note 15 - Segment Information (Details) [Line Items]
Concentration Risk, Percentage	43.00%	89.00%	100.00%